SCHEDULE OF REVENUES MAIN CUSTOMERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Revenue, Major Customer [Line Items]
Customer	$ 436		$ 497		$ 550
Customer A [Member]
Revenue, Major Customer [Line Items]
Customer	162		250		220
Customer B [Member]
Revenue, Major Customer [Line Items]
Customer	20	[1]	70
Customer C [Member]
Revenue, Major Customer [Line Items]
Customer				[1]	90
Customer D [Member]
Revenue, Major Customer [Line Items]
Customer					70
Customer E [Member]
Revenue, Major Customer [Line Items]
Customer	74
Customer F [Member]
Revenue, Major Customer [Line Items]
Customer	55
Customer G [Member]
Revenue, Major Customer [Line Items]
Customer	$ 46

[1]	Lower than 10%.